Nature of Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1 – Nature of Business

Nature of Business

BranchOut Food Inc. (“BranchOut,” the “Company,” “we,” “our” or “us”) was incorporated as Avochips Inc. in Oregon on February 21, 2017, and converted into AvoLov, LLC, an Oregon limited liability company, on November 2, 2017. On November 19, 2021, the Company converted from an Oregon limited liability company into BranchOut Food Inc., a Nevada corporation. The Company is engaged in the development, marketing, sale, and distribution of plant-based, dehydrated fruit and vegetable snacks and powders. The Company’s products have historically been manufactured for it by two contract manufacturers, one based in Chile and the other in Peru, where BranchOut’s continuous through-put dehydration machine is located. Our manufacturers produce products for us using a new proprietary dehydration technology licensed by the Company. The Company’s customers are primarily located throughout the United States.